Stock-Based Compensation - Summary of Option Activities (Details) - Options - $ / shares shares in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Range of Exercise Prices
Exercise prices, outstanding stock option awards (in dollars per share)		$ 32.68
Options Outstanding (in shares)		395
Weighted Average Exercise Price (in dollars per share)		$ 32.68
Options Exercisable (in shares)		85
Weighted Average Exercise Price (in dollars per share)		$ 32.68
Weighted Average Remaining Contractual Life (In years)		5 years 10 months 24 days
$0.96 - 1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 32.68
Options Outstanding (in shares)	469
Weighted Average Exercise Price (in dollars per share)	$ 32.68
Options Exercisable (in shares)	0
Weighted Average Exercise Price (in dollars per share)	$ 0
Weighted Average Remaining Contractual Life (In years)	0 years